REVENUE AND DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
REVENUE AND DEFERRED REVENUES
Schedule of disaggregated revenue by segment

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Xiaomi Wearable Products	3,340,857	1,697,053	644,879
Self-branded products and other	2,909,252	2,445,809	1,850,443
Total	6,250,109	4,142,862	2,495,322

Schedule of deferred revenue and refund liability

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivables	682,103	431,159
Amounts due from a related party	138,614	35,385
Deferred revenue	61,164	53,980
Refund liability (sales return)	6,932	9,855